Long-term debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total Gross Debt	$ 79,032	$ 62,447
Current portion	(48,097)	(8,257)
Long-term debt (note 15)	30,935	54,190
Senior revolving financing facility
Debt Instrument [Line Items]
Total Gross Debt	10,553	10,859
Subordinated debenture notes
Debt Instrument [Line Items]
Total Gross Debt	40,463	38,359
Convertible debt
Debt Instrument [Line Items]
Total Gross Debt	17,286	0
Senior financing
Debt Instrument [Line Items]
Total Gross Debt	9,949	12,435
Capital lease obligations
Debt Instrument [Line Items]
Total Gross Debt	$ 781	$ 794